SPDR® Series Trust

One Iron Street

Boston, MA 02210

April 25, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Series Trust (“Registrant”)

        File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information (“SAI”) for the SPDR MSCI USA Climate Paris Aligned ETF, a series of the above-referenced Registrant, do not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 288 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on April 20, 2022 with a designated effective date of April 21, 2022 (Accession No. 0001193125-22-111113).

Any comments or questions with respect to this filing should be directed to my attention at (617) 664-4182.

Sincerely,

/s/ David Urman
David Urman
Secretary

Cc: W. John McGuire, Esq.